Total Equity (Condensed Consolidated Statements of Changes in Equity) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended												3 Months Ended		12 Months Ended			3 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 28, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 29, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 28, 2014 Additional Paid-in Capital [Member]	Mar. 29, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Mar. 28, 2014 Treasury Stock [Member]	Mar. 29, 2013 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Mar. 28, 2014 Retained Earnings [Member]	Mar. 29, 2013 Retained Earnings [Member]	Dec. 31, 2013 Retained Earnings [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Mar. 28, 2014 Accumulated Other Comprehensive Income (Loss) [Member]	Mar. 29, 2013 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Mar. 28, 2014 Noncontrolling Interest [Member]	Mar. 29, 2013 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2013 Preferred Stock [Member]	Mar. 29, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]
Beginning Balance	$ 1,379.8	$ 1,448.2	$ 1,448.2		$ 1,437.9		$ 1,552.4		$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 699.6	$ 676.7	$ 676.7	$ 666.7	$ 652.8	$ (155.3)	$ (137.0)	$ (136.5)	$ (74.0)	$ 847.4	$ 892.2	$ 892.2	$ 888.2	$ 833.7	$ (112.1)	$ (104.6)	$ (104.6)	$ (97.4)	$ 12.8	$ 99.6	$ 116.5	$ 116.5	$ 112.5	$ 122.7	$ 0	$ 3.8	$ 3.8	$ 3.8	$ 3.8
Comprehensive income (loss)	(349.3)	(45.3)	(24.7)		4.6		(60.5)																	(315.4)	(45.7)	(17.8)	4.3	54.8	(8.9)	(2.1)	(7.5)	(7.2)	(110.2)	(25.0)	2.5	0.6	7.5	(5.1)
Stock dividends	(9.0)	(0.1)																						(9.0)	(0.1)
Excess tax benefit from stock based compensation		(1.0)	(0.7)	[1]	(0.6)	[1]	1.0	[1]								(1.0)	(0.7)	(0.6)	1.0
Repurchase of common shares	(30.7)																			(30.7)
Dividends paid to non-controlling interest		(0.3)																																	(0.3)
Other - issuance pursuant to restricted stock, stock options and other	2.5	1.9													2.2	1.3				0.3	0.6
Ending Balance	$ 993.3	$ 1,403.4	$ 1,379.8		$ 1,448.2		$ 1,437.9		$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 0.6	$ 701.8	$ 677.0	$ 699.6	$ 676.7	$ 666.7	$ (185.7)	$ (136.4)	$ (136.5)	$ (74.0)	$ 523.0	$ 846.4	$ 847.4	$ 892.2	$ 888.2	$ (121.0)	$ (106.7)	$ (112.1)	$ (104.6)	$ (97.4)	$ 74.6	$ 118.7	$ 99.6	$ 116.5	$ 112.5	$ 0	$ 3.8	$ 3.8	$ 3.8	$ 3.8

[1]	Cash inflows (outflows) recognized as financing and operating activities in the Company's consolidated statement of cash flows